Share-Based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2022	2021
Outstanding at January 1	993,490	1,007,500
Granted	536,500	401,240
Forfeited/Cancelled	(78,500)	(750)
Exercised	(35,000)	(414,500)
Outstanding at December 31	1,416,490	993,490
Exercisable at December 31	795,745	693,310

Schedule of 2013 warrant plan

Number of shares (after share split) warrants give right to for Plan 2013	2022	2021
Outstanding at January 1	—	80,500
Granted	—	—
Forfeited/Cancelled	—	—
Exercised	—	(80,500)
Outstanding at December 31	—	—
Exercisable at December 31	—	—

Schedule of 2016 warrant plan

Number of shares (after share split) warrants give right to for Plan 2016	2022	2021
Outstanding at January 1	52,500	217,500
Granted	—	—
Forfeited/Cancelled	—	—
Exercised	(25,000)	(165,000)
Outstanding at December 31	27,500	52,500
Exercisable at December 31	27,500	52,500

Schedule of 2018 warrant plan

Number of shares (after share split) warrants give right to for Plan 2018	2022	2021
Outstanding at January 1	50,000	159,500
Granted	—	—
Forfeited/Cancelled	—	—
Exercised	—	(109,500)
Outstanding at December 31	50,000	50,000
Exercisable at December 31	50,000	50,000

Schedule of 2020 warrant plan

Number of shares/warrants give right to for Plan 2020	2022	2021
Outstanding at January 1	490,500	550,000
Granted	—	—
Forfeited/Cancelled	(30,000)	—
Exercised	(10,000)	(59,500)
Outstanding at December 31	450,500	490,500
Exercisable at December 31	450,500	490,500

Schedule of 2021 warrant plan

Number of shares/warrants give right to for Plan 2021	2022	2021
Outstanding at January 1	400,490	—
Granted	536,500	401,240
Forfeited/Cancelled	(48,500)	(750)
Exercised	—	—
Outstanding at December 31	888,490	400,490
Exercisable at December 31	267,745	100,310

Schedule of number of shares warrants

Total	2022	2021	2020
Exercisable Warrants at December 31	718,400	591,015	550,915
Shares representing the Exercisable Warrants at December 31	795,745	693,310	1,007,500
Weighted average exercise price per share	15.09	13.10	9.17
Weighted average share price at the date of exercise	15.03	21.45	—

Schedule of input to Black-Scholes model for warrants granted

					Plan 2021
	Plan 2016	Plan 2018	Plan 2018	Plan 2020	(grant Sept 17
	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	2021)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	51.30%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.36)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	25.31
Stock price	1.09	10.24	10.20	10.20	25.75
Fair value	0.10	5.30	3.31	3.31	9.22

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21
	2021)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	51.50%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.18)%	0.37%	0.37%	0.50%
Expected life	3	3	3	4
Exercise price	25.31	17.76	25.31	17.76
Stock price	20.50	17.50	17.50	17.50
Fair value	5.94	6.05	4.15	6.90

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant May 14	(grant June 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	1.06%	1.60%	1.39%	1.45%
Expected life	3	3	3	4
Exercise price	13.82	12.95	9.66	9.66
Stock price	13.82	13.34	9.75	9.75
Fair value	4.94	5.21	3.79	4.32